SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 12—SUBSEQUENT EVENT

        On April 27, 2015, Holdings' Board of Directors declared a cash dividend in the amount of $0.20 per share of Class A and Class B common stock, payable on June 22, 2015 to stockholders of record on June 8, 2015. As a result, AMCE will use cash on hand to make a dividend distribution to Holdings on June 22, 2015.

NOTE 21—SUBSEQUENT EVENTS

        On February 3, 2015, Holdings' Board of Directors declared a cash dividend in the amount of $0.20 per share of Class A and Class B common stock, payable on March 23, 2015 to stockholders of record on March 9, 2015. As a result, AMCE will use cash on hand to make a dividend distribution to Holdings on March 23, 2015.

        On January 12, 2015, the Compensation Committee and all of the Board of Directors of AMC Entertainment Holdings, Inc. adopted resolutions to terminate the AMC Postretirement Medical Plan with a targeted effective date of March 31, 2015. On January 23, 2015, the Company notified eligible associates that their retiree medical coverage under the plan will terminate after March 31, 2015. Payments to eligible associates will be in the amount of approximately $4,300,000 with a targeted payment date of March 31, 2015. The Company anticipates it will record gains including unrecognized prior service credits and actuarial gains recorded in accumulated other comprehensive income related to the termination and settlement of the plan during the first quarter of 2015.